SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Schedule of Financial Information by Segment
The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2024 and 2023:

(US$ Millions)	Total revenue		FFO
Three months ended Jun. 30,	2024	2023	2024	2023
Office	$499	$503	$6	$7
Retail	376	372	65	76
LP Investments	1,486	1,392	(10)	—
Corporate	62	60	(194)	(191)
Total	$2,423	$2,327	$(133)	$(108)

(US$ Millions)	Total revenue		FFO
Six months ended Jun. 30,	2024	2023	2024	2023
Office	$983	$1,000	$(6)	$24
Retail	771	761	171	178
LP Investments	2,874	2,695	(28)	(30)
Corporate	115	111	(392)	(379)
Total	$4,743	$4,567	$(255)	$(207)

The following summaries present the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2024 and 2023:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2024
Office	$324	$115	$7	$53	$499
Retail	279	70	—	27	376
LP Investments	639	118	675	54	1,486
Corporate	—	—	—	62	62
Total	$1,242	$303	$682	$196	$2,423

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2023
Office	$337	$116	$6	$44	$503
Retail	273	65	—	34	372
LP Investments	570	87	681	54	1,392
Corporate	—	(32)	—	92	60
Total	$1,180	$236	$687	$224	$2,327

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2024
Office	$653	$232	$14	$84	$983
Retail	570	138	—	63	771
LP Investments	1,255	236	1,263	120	2,874
Corporate	—	—	—	115	115
Total	$2,478	$606	$1,277	$382	$4,743

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2023
Office	$665	$228	$14	$93	$1,000
Retail	560	134	—	67	761
LP Investments	1,131	184	1,238	142	2,695
Corporate	—	—	—	111	111
Total	$2,356	$546	$1,252	$413	$4,567

The following summaries present share of net earnings from equity accounted investments and interest expense from the partnership’s operating segments for the three and six months ended June 30, 2024 and 2023:

(US$ Millions)	Share of net (losses) earnings from equity accounted investments		Interest expense
Three months ended Jun. 30,	2024	2023	2024	2023
Office	$(35)	$(249)	$(229)	$(219)
Retail	168	87	(205)	(201)
LP Investments	(22)	(36)	(735)	(658)
Corporate	—	—	(112)	(96)
Total	$111	$(198)	$(1,281)	$(1,174)

(US$ Millions)	Share of net earnings (losses) from equity accounted investments		Interest expense
Six months ended Jun. 30,	2024	2023	2024	2023
Office	$(54)	$(239)	$(462)	$(431)
Retail	305	125	(383)	(394)
LP Investments	(8)	(60)	(1,432)	(1,320)
Corporate	—	—	(217)	(196)
Total	$243	$(174)	$(2,494)	$(2,341)

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2024 and December 31, 2023:

	Total assets		Total liabilities		Equity accounted investments
(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023
Office	$31,235	$31,942	$16,275	$16,726	$7,893	$8,199
Retail	30,746	30,722	12,642	13,528	9,746	9,501
LP Investments	69,010	67,223	48,376	45,203	1,248	1,735
Corporate	1,634	1,690	6,831	7,533	—	—
Total	$132,625	$131,577	$84,124	$82,990	$18,887	$19,435

Schedule of Reconciliation of FFO to Net (Losses)
The following summary presents a reconciliation of FFO to net loss for the three and six months ended June 30, 2024 and 2023:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
FFO(1)	$(133)	$(108)	$(255)	$(207)
Depreciation and amortization of real estate assets	(84)	(78)	(171)	(159)
Fair value (losses), net	(508)	(58)	(880)	(111)
Share of equity accounted earnings (losses) - non-FFO	8	(291)	5	(423)
Income tax expense (benefit) expense	(47)	81	(129)	140
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	281	(77)	562	(3)
Net loss attributable to unitholders(2)	(483)	(531)	(868)	(763)
Non-controlling interests of others in operating subsidiaries and properties	(306)	73	(630)	(89)
Net loss	$(789)	$(458)	$(1,498)	$(852)
(1)FFO represents interests attributable to GP Units, LP Units, REUs, Special LP Units and FV LTIP Units. The interests attributable to REUs, Special LP Units and FV LTIP Units are presented as non-controlling interests in the consolidated income statements.
(2)Includes net income attributable to GP Units, LP Units, Exchange LP Units, REUs, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, REUs, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated income statements.